MASSMUTUAL FUNDS
MassMutual Small Cap Value Equity Fund
(the “Fund”)
Supplement dated July 1, 2022 to the
Prospectus dated February 1, 2022 and the
Summary Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The following information supplements the information for the Fund found under the heading Portfolio Manager(s) in the section titled Management (on page 73 of the Prospectus):
DJ Taylor, CFA, CAIA is a Portfolio Manager and Analyst at Barrow Hanley. He has managed the Fund since July 2022.
The following information supplements the information for Barrow, Hanley, Mewhinney & Strauss, LLC found beginning on page 140 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
DJ Taylor, CFA, CAIA
is a portfolio manager of a portion of the Small Cap Value Equity Fund. Mr. Taylor joined Barrow Hanley in 2016 and currently serves as a Portfolio Manager and Analyst. Prior to joining Barrow Hanley, Mr. Taylor served as a senior analyst at Value Management Group.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-22-12
SCV-22-01

MASSMUTUAL FUNDS
MassMutual Small Cap Value Equity Fund
(the “Fund”)
Supplement dated July 1, 2022 to the
Statement of Additional Information dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
The following information replaces similar information for the Fund found on page B-326 in the section titled Appendix C—Additional Portfolio Manager Information:
The portfolio managers of the Small Cap Value Equity Fund are Coleman Hubbard, James S. McClure, and DJ Taylor.
The following information supplements the information for the Fund found on page B-327 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C—Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
DJ Taylor
Registered investment companies**	1	$343.0 million	0	$0
Other pooled investment vehicles	1	$33.8 million	0	$0
Other accounts	6	$201.8 million	0	$0

*
The information provided is as of May 31, 2022.

**
Does not include the Small Cap Value Equity Fund.

Ownership of Securities:
As of May 31, 2022, DJ Taylor did not own any shares of the Small Cap Value Equity Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-22-04